United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        February 12, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		45
						----

Form 13F Information Table Value Total:		$133,133
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Affirmative Ins Hldgs    COM            008272106          79     54,394  SH            SOLE                 54,394
American Comnty Ppty Tr  COM		02520N106         857    198,833  SH		SOLE                198,833
Amkor Technologies Inc   COM	        031652100          46     21,200  SH            SOLE                 21,200
Ascent Media Corp        COM ser A      043632108      11,363    520,279  SH            SOLE                520,279
Avery Dennison Corp      COM            053611109      14,434    441,000  SH    CALL    SOLE                441,000
Baldwin & Lyons Inc      CL A           057755100          44      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209         847     46,543  SH            SOLE                 46,543
Bankunited Finl Corp     CL A           06652B103          48    302,200  SH    PUT     SOLE                302,200
Cablevision Sytms Corp   COM            12686C109       6,736    400,000  SH    CALL    SOLE                400,000
Capital One Finl. Corp   COM            14040H105       6,378    200,000  SH    CALL    SOLE                200,000
Chubb Corp               COM            171232101      11,796    231,300  SH    CALL    SOLE                231,300
Cincinnati Bell Inc      COM            171871106          44     22,900  SH            SOLE                 22,900
Clear Channel Hlds       CL A           18451C109       2,200    357,800  SH            SOLE                357,800
E.I Du Pont and Comp.    COM            263534109         572     22,600  SH    CALL    SOLE                 22,600
El Paso Corp             COM            28336L109       1,566    200,000  SH    CALL    SOLE                200,000
Greif Inc                CL B           397624206      10,710    315,000  SH            SOLE                315,000
IPASS Inc                COM            46261V108       1,659  1,359,702  SH            SOLE              1,359,702
Level 3 Communications   COM            52729N100         579    827,000  SH    CALL    SOLE                827,000
Liberty Global Inc       COM Ser A      530555101         170     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         162     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Cap Com Ser A  53071M302         555    117,840  SH            SOLE                117,840
Loral Space & Comm       COM            543881106       2,919    200,929  SH            SOLE                200,929
MTR Gaming Group Inc     COM            553769100       2,895  1,723,226  SH            SOLE              1,723,226
Maxxam Inc               COM            577913106       1,368    101,358  SH            SOLE                101,358
Mod Pac Corp             COM            607495108         349    147,462  SH            SOLE                147,462
Presidential Life Corp   COM            740884101       8,914    901,296  SH            SOLE                901,296
Pulte Homes, Inc         COM            745867101       3,213    294,000  SH    PUT     SOLE                294,000
R.H. Donnelley Corp.     COM            74955W307         250    676,918  SH            SOLE                676,918
Reddy Ice Holdings Inc   COM            75734R105       1,125    781,100  SH            SOLE                781,100
Redwood Trust Inc        COM            758075402         322     21,600  SH    Put     SOLE                 21,600
Rosetta Resources Inc    COM            777779307         602     85,000  SH            SOLE                 85,000
Rowan Companies Inc      COM            779382100       1,590    100,000  SH    CALL    SOLE                100,000
Sanfilippo John & Son    COM            800422107         481     89,222  SH            SOLE                 89,222
The E.W. Scripps Company COM CL A       811054402       3,022  1,367,230  SH            SOLE              1,367,230
Swiss Helvetia Fund Inc  COM            870875101         311     25,000  SH            SOLE                 25,000
3M Company               COM            88579Y101       8,631    150,000  SH    CALL    SOLE                150,000
Valassis Communications  COM            918866104          99     75,000  SH    PUT     SOLE                 75,000
Verizon Communications   COM            92343V104       6,682    200,000  SH    CALL    SOLE                200,000
FairPont Communications  COM            305560104           7     2,000   SH    CALL    SOLE                  2,000
Waste Management Inc     COM            94106L109         944     28,500  SH            SOLE                 28,500
Waste Management Inc     COM            94106L109       8,285    250,000  SH    CALL    SOLE                250,000
Williams Companies Inc   COM            969457100       1,448    100,000  SH    CALL    SOLE                100,000
Seagate Technology       COM            G7945J104       1,675    378,000  SH            SOLE                378,000
Seagate Technology       COM            G7945J104         758    171,000  SH    CALL    SOLE                171,000
UBS AG                   COM            H89231338       6,435    450,000  SH    PUT     SOLE                450,000
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